Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of StealthGas Inc. and its wholly owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates: The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income

Other Comprehensive Income: The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity.

Foreign Currency Translation

Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of operations.

Cash and Cash Equivalents	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash equivalents.
Restricted Cash

Restricted Cash: Restricted cash mainly reflects deposits with certain banks that can only be used to pay the current loan installments or which are required to be maintained as a certain minimum cash balance per mortgaged vessel or cash held in restricted bank account for guarantees issued by the bank on the Company’s behalf. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Trade Receivables
Trade Receivables: The amount shown as trade receivables includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. At each balance sheet date, all potentially un-collectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was required for any of the periods presented.

Claims Receivable

Claims Receivable: Claims receivable are recorded on the accrual basis and represent the claimable expenses, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities.

Inventories

Inventories: Inventories consist of bunkers (for vessels under voyage charter) and lubricants which are stated at the lower of cost and net realizable value. The cost is determined by the first-in, first-out method. The Company considers victualing and stores as being consumed when purchased and, therefore, such costs are expensed when incurred.

Advances for vessels under construction
Advances for vessels under construction: This represents amounts expended by the Company in accordance with the terms of the construction contracts for vessels as well as other expenses in connection with on-site supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized.

Vessels Acquisitions

Vessels Acquisitions: Vessels are stated at cost less depreciation and impairment, if any. Cost consists of the contract price less discounts and any material expenses incurred upon acquisition (initial repairs, improvements, acquisition and expenditures made to prepare the vessel for its initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels, or otherwise are charged to expenses as incurred. The Company records all identified tangible and intangible assets associated with the acquisition of a vessel or liabilities at fair value. Where vessels are acquired with existing time charters, the Company allocates the purchase price to the time charters based on the present value (using an interest rate which reflects the risks associated with the acquired charters) of the difference between (i) the contractual amounts to be paid pursuant to the charter terms and (ii) management’s estimate of the fair market charter rate, measured over a period equal to the remaining term of the charter. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to revenues over the remaining term of the charter.

Impairment or Disposal of Long-lived Assets

Impairment or Disposal of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. The Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets, quarterly. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of operations. Various factors including anticipated future charter rates, estimated scrap values, future dry-docking costs and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations. Undiscounted cash flows are determined by considering the revenues from existing charters for those vessels that have long term employment and when there is no charter in place the estimates based on historical average rates with an annual increase of 1%. The Company also assumes an average annual inflation rate of 1.50% for operating expenses. An impairment loss was identified and recorded for the years ended December 31, 2016, 2017 and 2018 (Note 6).

Vessels' Depreciation

Vessels’ Depreciation: The cost of each of the Company’s vessels is depreciated on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of each of the Company’s LPG carriers to be 30 years and product and aframax tankers, to be 25 years, from the date of their construction.

Assets Held for Sale
Assets Held for Sale: The Company classifies vessels as being held for sale when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the vessels, (ii) the vessels are available for immediate sale in their present condition, (iii) an active program to find a buyer and other actions required to complete the plan to sell the vessels have been initiated, (iv) the sale of the vessels is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year and (v) the vessels are being actively marketed for sale at a price that is reasonable in relation to their current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale. Furthermore, in the period a vessel meets the held for sale criteria in accordance with ASC 360-10, a loss is recognized for any reduction of the vessel’s carrying amount to its fair value less cost to sell. No assets were held for sale as of December 31, 2017. Concerning assets held for sale as of December 31, 2018, refer to Note 6.

Segment Reporting

Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment as well as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Accounting for Special Survey and Dry-docking Costs	Accounting for Special Survey and Dry-docking Costs: Special survey and dry-docking costs are expensed in the period incurred.
Deferred Finance Charges

Deferred Finance Charges: Fees incurred for obtaining new loans or refinancing existing ones are deferred and amortized to interest expense over the life of the related debt using the effective interest method. The unamortized deferred financing charges are presented as a direct deduction from the carrying amount of the related loan and credit facility in the consolidated balance sheet. Deferred financing costs relating to undrawn facilities are presented under non-current assets in the consolidated balance sheet.

Accounting for Revenue and Related Expenses

Accounting for Revenue and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters.

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid for by the Company under time charter agreements. A time charter generally provides typical warranties and owner protective restrictions. The performance obligations in a time charter are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the owner of the vessel. Some of the Company’s time charters may also contain profit sharing provisions, under which the Company can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. The time charter and bareboat contracts are considered either operating or finance leases and therefore do not fall under the scope of Accounting Standards Codification (“ASC”) 606 because (i) the vessel is an identifiable asset (ii) the owner of the vessel does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Revenues from time and bareboat charters are recognized ratably on a straight line basis over the period of the respective charter. Revenues from profit sharing arrangements in time charters are recognized in the period earned. Under time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer.

A voyage charter is a contract, in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge port basis, subject to various cargo handling terms. The Company accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (2) the Company can identify each party’s rights regarding the services to be transferred, (3) the Company can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the Company’s future cash flows is expected to change as a result of the contract) and (5) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and begin to be satisfied once the vessel is ready to load the cargo. The voyage charter party agreement generally has a demurrage clause according to which the charterer reimburses the vessel owner for any potential delays exceeding the allowed lay-time as per the charter party clause at the ports visited which is recorded as demurrage revenue. Revenues from voyage charters are recognized on a straight line basis over the voyage duration which commences once the vessel is ready to load the cargo and terminates upon the completion of the discharge of the cargo. In voyage charters vessel operating and voyage expenses are paid for by the Company. The voyage charters are considered service contracts which fall under the provisions of ASC 606 because the Company retains control over the operations of the vessels such as the routes taken or the vessels’ speed.

Deferred revenue represents cash received for undelivered performance obligations and deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining as long-term liability.

Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Company and expensed over the related charter period and all the other voyage expenses are expensed as incurred except for expenses during the ballast portion of the voyage. Any expenses incurred during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port) such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Company satisfies the performance obligations under the contract because these costs are (1) incurred to fulfill a contract that we can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘prepayments and other assets’ in the accompanying consolidated balance sheets.

Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and other operating expenses. Vessel operating expenses are expensed as incurred.

Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses, dry-docking expenses and risk of operation.

Leasing

Leasing: Leases are classified as capital leases if they meet at least one of the following criteria: (i) the leased asset automatically transfers title at the end of the lease term; (ii) the lease contains a bargain purchase option; (iii) the lease term equals or exceeds 75% of the remaining estimated economic life of the leased asset; (iv) or the present value of the minimum lease payments equals or exceeds 90% of the excess of fair value of the leased property. If none of the above criteria is met, the lease is accounted for as an operating lease. Operating lease payments are recognized as an operating expense in the consolidated statement of operations on a straight-line basis over the lease term. For sale and lease back transactions, when the lease qualifies as an operating lease and the lease back is considered “more than minor but less than substantially all” i.e. the seller-lessee retains more than a minor part but less than substantially all of the use of the asset, the resulting gains are deferred and amortized to income over the lease period.

Equity Compensation Plan
Equity Compensation Plan: Share-based compensation includes vested and non-vested shares granted to employees of the Company, to employees of the Manager and to non-employee directors, for their services as directors and is included in General and administrative expenses in the consolidated statements of operations. These shares are measured at their fair value, which is equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method) (Note 14).

Earnings/(Loss) per Share

Earnings/(Loss) per Share: Basic earnings per share are computed under the two-class method by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution is computed by either the treasury stock method or the two–class method, whichever results in the more dilutive effect. Under the treasury stock method, all of the Company’s dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation to the extent these are not anti-dilutive (Note 15).

Derivatives

Derivatives: The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. The Company designates its derivatives based on guidance on ASC 815, “Derivatives and Hedging” which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i) Hedge Accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while the ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of income. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as a component of “Loss on derivatives”.

(ii) Other Derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No 2014-09 Revenue from Contracts with Customers. ASU 2014-09, as amended, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for annual periods beginning after December 15, 2017, and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. Under ASC 606, an entity is required to perform the following five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations of the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfied a performance obligation. Additionally, the guidance requires improved disclosures as to the nature, amount, timing and uncertainty of revenue that is recognized.

The Company adopted the provisions of ASC 606 for the reporting period commencing on January 1, 2018 and has elected to use the modified retrospective transition method for the implementation of this standard. The Company applied the provisions of ASC 606 to all contracts that were not completed at the date of initial application. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. An adjustment amounting to $0.3 million was posted in the Company’s opening retained earnings as of January 1, 2018.

Since the Company’s performance obligation under each voyage contract is met evenly as the voyage progresses, the revenue is recognized on a straight-line basis over the voyage days from the date the vessel is ready to load the cargo to completion of its discharge and is not related to the timing of payment received from its customers. Payment terms under voyage charters are disclosed in the relevant voyage charter agreements. Based on these terms, freight is mainly paid after the completion of the discharge of the cargo. Prior to the adoption of this standard, revenues generated under voyage charter agreements were recognized on a pro-rata basis over the period of the voyage which was deemed to commence upon the later of the completion of discharge of the vessel’s previous cargo or upon vessel’s arrival to the agreed upon port, and deemed to end upon the completion of discharge of the delivered cargo. The financial impact on the Company’s financial statements derives from voyage charters which do not commence and end in the same reporting period due to the timing of recognition of revenue, as well as the timing of recognition of certain voyage related costs.

Further, the adoption of ASC 606 impacted the accounts receivable, other assets, payables to related parties and accrued and other liabilities on our consolidated balance sheet as of December 31, 2018. Under ASC 606, receivables represent an entity’s unconditional right to consideration, billed or unbilled. As of December 31, 2018, other current assets include bunker and port expenses of $0.1 million incurred between the contract date and the date of the vessel’s arrival to the load port. As of January 1, 2018 there was $0.3 million relating to contract fulfillment costs. As of December 31, 2018 and 2017 the unearned revenue related to undelivered performance obligations amounted to nil and $0.07 million, respectively and has been included in “Deferred income” in the accompanying consolidated balance sheet. The Company recognized as revenue the $0.07 million in the first quarter of 2018.

The following table presents the impact of the adoption of ASU 2014-09 on our consolidated balance sheet at December 31, 2018:

	As at December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Assets
Current Assets
Trade and other receivables	$2,888,496	$2,941,191	$(52,695)
Other current assets	134,301	—	134,301
Liabilities
Payable to related parties	7,930,642	7,931,297	(655)
Accrued and other liabilities	6,879,488	6,880,536	(1,048)

The following table presents the impact of the adoption of ASU 2014-09 on our consolidated statement of operations:

	For the year ended December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Total revenues	$164,330,202	$163,744,736	$(585,466)
Voyage expenses	18,649,258	18,498,600	150,658
Voyage expenses – related party	2,037,917	2,030,599	7,318
Net loss	(12,276,520)	(12,704,010)	(427,490)
Basic earnings per share	$(0.31)	$(0.32)	$(0.01)
Diluted earnings per share	$(0.31)	$(0.32)	$(0.01)

The cumulative effect of changes made to our opening Consolidated Balance Sheet on January 1, 2018 for the adoption of ASC 606:

	December 31, 2017	Effect of adoption of ASC 606	January 1, 2018
Assets
Current Assets
Trade and other receivables	3,853,992	(567,845)	3,286,147
Other current assets	—	293,664	293,664
Liabilities
Deferred income	4,362,056	70,000	4,432,056
Stockholders’ Equity
Retained earnings	93,469,787	(344,181)	93,125,606

The adoption of ASC 606 had no impact on net cash provided by operating activities, investing activities and financing activities for the year ended December 31, 2018.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The standard amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements. The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after December 15, 2018.

On July 30, 2018, the FASB issued ASU 2018-11 to provide entities with relief from the costs of implementing certain aspects of the new leases standard, ASU 2016-02 (codified as ASC 842). Specifically, under the amendments in ASU 2018-11:

(a)	Entities may elect not to recast the comparative periods presented when transitioning to ASC 842; and

(b)

Lessors may elect not to separate lease and nonlease components when the following criteria are met: Criterion A — the timing and pattern of transfer for the lease component are the same as those for the nonlease components associated with that lease component and Criterion B — the lease component, if accounted for separately, would be classified as an operating lease.

The transition relief amendments in the ASU apply to entities that have not yet adopted ASC 842. The effective date and transition requirements for the amendments in this update for entities that have not adopted Topic 842 before the issuance of this update are the same as the effective date and transition requirements in Update 2016-02.

In December 2018, the FASB issued ASU 2018-20 to provide narrow scope improvements for lessors. The amendments in this update related to sales taxes and other similar taxes collected from lessees affect all lessors that elect the accounting policy election. In addition, amendments in this update related to lessor costs affect all lessor entities that have lease contracts that either require lessees to pay lessor costs directly to a third party or require lessees to reimburse lessors for costs paid by lessors directly to third parties. Finally, the amendments in this update related to recognition of variable payments for contracts with lease and non-lease components affect all lessor entities with variable payments that relate to both lease and non-lease components. The effective date and transition requirements for the amendments in this update for entities that have not adopted Topic 842 before the issuance of this update are the same as the effective date and transition requirements in ASU 2016-02. The Company adopted this standard for the reporting period commencing on January 1, 2019 and elected the practical expedient under ASU 2018-11 for the vessels under time charter agreements. Furthermore, the Company applied the transition provisions of ASU 2016-02 at its adoption date, rather than the earliest comparative period presented in the financial statements, as permitted by ASU 2018-11. The nature of the lease component and non-lease component that were combined as a result of applying the practical expedient are the contract for the hire of a vessel and the fees for operating and maintaining the vessel respectively. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with Topic 842. The most significant effects of adoption relate to the recognition of right-of-use assets and lease liabilities on the Company’s balance sheet for operating leases where the Company is a lessee and providing new disclosures about the Company’s leasing activities. The Company currently expects the right-of-use assets and lease liabilities as of January 1, 2019 to be approximately $1.9 million based on the present value of the Company’s remaining minimum lease payments, primarily due to the recognition of right of use assets and lease liabilities with respect to operating leases. The Company does not believe the adoption of ASC 842 will have a material effect on its consolidated results of operations or cash flows.

In August 2016, the FASB issued the ASU 2016-15 – classification of certain cash payments and cash receipts. This ASU addresses certain cash flow issues with the objective of reducing the existing diversity in practice. This update was effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company adopted this ASU on January 1, 2018. The impact of the adoption of this amended guidance did not result in any changes in the classification of cash receipts and cash payments.

In August 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (“ASU 2017-12”). ASU 2017-12 is intended to (i) improve the transparency and understandability of information conveyed to financial statement users about an entity’s risk management activities by better aligning the entity’s financial reporting for hedging relationships with those risk management activities and (ii) reduce the complexity of and simplify the application of hedge accounting by preparers. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2018, and interim periods therein; however, early adoption by all entities is permitted. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements and accompanying notes.